Commitments and Contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended	44 Months Ended
	Jun. 07, 2012 defendant	Mar. 31, 2009 plaintiff	Jun. 30, 2019 mediation	Oct. 30, 2012 USD ($)	Jan. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Unconditional purchase obligations					$ 62.4
Off-balance sheet bank guarantees and letters of credit					$ 70.7
Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of defendants | defendant	3
Number of unsuccessful rounds of mediation | mediation			2
Pending Litigation | Unfavorable Regulatory Action | Cognyte Technologies Israel Ltd
Loss Contingencies [Line Items]
Assets plaintiffs sought to compel to set aside to secure future judgment				$ 150.0
Case Numbers 4186/09 and 1335/09 | Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff		1
Case Number 3444/09 | Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff		1